Derivatives (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables	$ 47,800	$ 71,700
Collateral cash payables	32,800	37,700
Total trading revenues	229,700	195,900
Other Long-term Debt	1,040,656	1,312,677
Hedged amount of foreign currency denominated loans	3,800	2,400
Gain/(loss) on extinguishment of debt	$ 0	5,793	$ (4,166)
Cash flow hedge length of time	5 years
Visa Class B Shares [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities related to sale	$ 6,200	4,800
Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Long-term Debt	489,201	489,833
Gain/(loss) on extinguishment of debt	0	5,793	$ 0
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging		2,900
Other Long-term Debt		250,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging subordinated debt	7,300	5,700
Other Long-term Debt	500,000	500,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] | First Tennessee Bank National Association [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging	1,600	3,600
Other Long-term Debt	400,000	400,000
Additional Derivative Agreements [Member] | Derivative Instruments With Accelerated Termination Provisions [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received	137,500	146,400
Securities posted collateral	12,900	19,700
Net fair value of derivative assets with adjustable posting thresholds	35,900	64,900
Net fair value of derivative liabilities with adjustable posting thresholds	19,600	16,100
Additional Derivative Agreements [Member] | Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received	137,600	146,400
Securities posted collateral	39,300	63,000
Net fair value of derivative assets with adjustable posting thresholds	35,900	64,900
Net fair value of derivative liabilities with adjustable posting thresholds	49,000	62,800
Trust Preferred Loans [Member] | Cash Flow Hedge | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Hedged held-to-maturity trust preferred loans principal balance	$ 250,000	$ 250,000